Non-operating income / (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Income and Expenses [Abstract]
Interest income	$ 140	$ 175	$ 237
Interest expense	(158)	(181)	(139)
Foreign exchange (loss) / gain	(31)	42	(21)
Non-operating (expenses) / income, net	$ (49)	$ 36	$ 77